General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General [Abstract]
Date of incorporated	Jun. 30, 2013
Comprehensive loss	$ (5,412,163)	$ (11,054,230)	$ (3,771,379)
Accumulated losses	(34,889,450)	(29,477,287)
Shareholders’ deficit	3,156,661	$ (311,641)	$ 6,105,058	$ (1,641,930)
Cash, cash equivalents and short-term deposits	4,200,000
Gross proceeds	$ 3,500,000